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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Clarus Capital Group Management LP


Address: 237 Park Avenue Suite 900
         New York NY 10017

Form 13F File Number: 28-12159

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ephraim Fields
Title: Authorized Signatory
Phone: 212 808 7330

Signature, Place, and Date of Signing:

  /s/ Ephraim Fields    New York, NY    February 13, 2008
--------------------    ------------    -----------------
         [Signature]       [City, State]       [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                      Name

28-11898                                  First New York Securities L.L.C.
----------------                          ---------------------------------


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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total:   $ 75192
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.      Form 13F File Number             Name













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
           COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4   COLIMN 5             COLUMN 6   COLUMN 7     COLUMN 8
                                                              VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS      CUSIP    (x1000)    PRN AMT  PRN  CALL  DESCRETION  MANAGERS  SOLE  SHARED  NONE

ALTRIA GROUP INC                COM               02209S103    4511      59683   SH          SOLE                   59683
ASSOCIATED ESTATES REALTY CORP  COM               045604105     236      25037   SH          SOLE                   25037
BENIHANA INC                    COM               082047101     199      15768   SH          SOLE                   15768
BENIHANA INC-CL A               CL A              082047200     307      24087   SH          SOLE                   24087
CLEARPOINT BUSINESS RESOURCES   COM               185061108     630     298761   SH          SOLE                  298761
COMPASS DIVERSIFIED TRUST SHS   SH BEN INT        20451Q104    7310     490636   SH          SOLE                  490636
DIEDRICH COFFEE INC             COM NEW           253675201     575     164862   SH          SOLE                  164862
E COM VENTURES INC              COM NES           26830K205    2447      98190   SH          SOLE                   98190
GSC INVESTMENT CORP             COM               362493108     424      41818   SH          SOLE                   41818
HARBOR ACQUISITION CORP         COM               41145X107     570     100000   SH          SOLE                  100000
HERBALIFE LTD                   COM USD SHS       G4412G101     403      10000   SH          SOLE                   10000
HERCULES TECHNOLOGY GROWTH      COM               427096508   10170     818805   SH          SOLE                  818805
INNODATA CORP                   COM NEW           457642205    1903     355687   SH          SOLE                  355687
KEY TECHNOLOGY INC              COM               493143101    4514     130734   SH          SOLE                  130734
MEXICAN RESTAURANTS INC         COM               59283R104     651     120719   SH          SOLE                  120719
OVERHILL FARMS INC              COM               690212105     113      39696   SH          SOLE                   39696
PATRIOT CAPITAL FUNDING INC     COM               70335Y104    1283     127149   SH          SOLE                  127149
PROSPECT CAPITAL CORPORATION    COM               74348T102    1520     116491   SH          SOLE                  116491
RICKS CABARET INTL INC COM NEW  COM NEW           765641303    3951     146774   SH          SOLE                  146774
SUPERTEL HOSPITALITY INC        COM               868526104    5744     935474   SH          SOLE                  935474
SUPREME INDUSTRIES INC-CL A     CL A              868607102     101      17650   SH          SOLE                   17650
TWIN DISC INC                   COM               901476101    7706     108894   SH          SOLE                  108894
UNIFI INC                       COM               904677101     240      99200   SH          SOLE                   99200
VCG HOLDING CORP                COM               91821K101   19608    1446015   SH          SOLE                 1446015
WTS HARBOR ACQUISITION CORP     W EXP 04/25/2011  41145X115      58     200000   SH          SOLE                  200000
WTS UNION STREET ACQ CORP       W EXP 04/25/2011  908536113      18      33000   SH          SOLE                   33000